Transactions with Non-Controlling Interests	12 Months Ended
Dec. 31, 2017
Transactions with Non-Controlling Interests
36	TRANSACTIONS WITH NON-CONTROLLING INTERESTS

a)	Additional acquisition of non-controlling interest -

In May, November and December 2016, GyM Chile SPA acquired 5.43%, 6.77% and 1.49% respectively additional capital stock in Vial y Vives—DSD S.A. at a purchase price of S/21.6 million, S/25.7 million and S/3.8 million, respectively. The carrying amounts of the non-controlling interests at the date of the acquisitions were S/13.9 million, S/17.9 million and S/3.9 million. The Group de-recognized the non-controlling interests by reducing the equity attributable to the owners of the parent Company by S/15.4 million. At December 31, 2017, there is an outstanding balance of S/22 million (S/32.1 million in 2016) (Note 22).

b)	Disposal of interests in subsidiary without loss of control -

i)	In March 2015, GyM S.A. sold 0.048% (S/97) of its total 87.64% interest held in Stracon GyM for a payment of S/377. The carrying amount of this non-controlling interest in Stracon GyM at the date of disposal was S/23.7 million (a 12.36% interest).

ii)	In June 2015, GyM S.A. sold 1.92% (S/385) of its total 82.04% interest held in Vial y Vives—DSD S.A. for a payment of S/385. The carrying amount of this non-controlling interest in Vial y Vives—DSD S.A. at the date of disposal was S/3.6 million (a 17.96% interest).

iii)	In April 2015, CAM Holding Spa sold a 2.45% (S/2,045) of its total 75.61% interest held in CAM Chile S.A. for S/880. The carrying amount of the non-controlling interest in CAM Chile at the disposal date was S/20.4 million (a 24.39% interest).

c)	Contributions of non-controlling shareholders

This balance mainly corresponds to the contributions and returns made by the partners of subsidiary Viva GyM S.A. of their real estate projects. At December 31 this balance comprises:

	2015	2016	2017
Viva GyM S.A.
Contributions received	20,446	6,380	8,654
Returns of contributions	(14,987)	(27,134)	(45,053)

	5,459	(20,754)	(36,399)

Plus (less):
Contributions from other subsidiaries	4,870	1,655	3,202

Increase (decrease) in equity of non controlling parties	10,329	(19,099)	(33,197)

Returns of contributions mainly correspond to the following projects: “Los Parques de Comas” for S/6.8 million, “Asociacion Parques del Mar” for S/27.8 million, and Klimt for S/8 million in 2017 (“Los Parques de Comas” for S/6.3 million, “Los Parques de Villa El Salvador II” for S/ 12.6 million and “Klimt for S/7.1 million in 2016)

d)	Dividends

At December 31, 2017, 2016 and 2015 dividends were distributed for S/59.7 million, S/25.5 million, and S/4.5 million, respectively.